Investments in equity accounted units - Summary of Investments in equity accounted units (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in equity accounted units [Line Items]
Non-current assets	$ 76,535	$ 70,499
Current assets	20,855	17,303
Total assets	97,390	87,802
Non-current liabilities	(33,880)	(31,435)
Total liabilities	(45,487)	(42,560)
Rio Tinto's share of net assets	3,764	3,971
Investment in equity accounted units
Disclosure of Investments in equity accounted units [Line Items]
Non-current assets	5,307	5,820
Current assets	1,077	831
Total assets	6,384	6,651
Current liabilities	(785)	(675)
Non-current liabilities	(1,835)	(2,005)
Total liabilities	(2,620)	(2,680)
Rio Tinto's share of net assets	$ 3,764	$ 3,971	$ 4,299